Off Balance Sheet Commitments	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off Balance Sheet Commitments

B.13. OFF BALANCE SHEET COMMITMENTS
Off balance sheet commitments to third parties as of December 31, 2020 are presented in Note D.21.1. to the consolidated financial statements for the year ended December 31, 2020.
The principal commitments entered into, amended or discontinued during the period are described below:
▪In January 2021, Sanofi entered into a license agreement with Biond Biologics, a biopharmaceutical company developing novel immunotherapies for cancer and a platform enabling the intra-cellular delivery of biologics, for the development and commercialization of BND-22 (a humanized IgG4 antagonist antibody targeting the Ig-like transcript 2 (ILT2) receptor, in development for the treatment of solid tumors). Under the terms of the agreement, Sanofi made an upfront payment of $125 million, and could pay up to $1 billion contingent on the attainment of certain objectives.
▪On April 8, 2021, Sanofi acquired the entire share capital of Kymab (see Note B.1). The acquisition price includes milestone payments of up to $350 million contingent on the attainment of certain development objectives.
▪On April 9, 2021, Sanofi acquired Tidal Therapeutics (see Note B.1). The acquisition price includes milestone payments of up to $310 million contingent on the attainment of certain development objectives.
▪On April 16, 2021, Sanofi acquired Kiadis company, thereby terminating the 2020 license agreement.